Offsetting financial assets and financial liabilities - Financial liabilities (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Financial collateral		£ 172,999	£ 187,517
Amounts offset		253,932	244,560
Settlements assets liabilities offset amounts		23,095	13,241
Derivative liability expsoure	[1]	365,454	405,374
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral		32,900	36,444
Cash collateral pledged		29,783	32,575
Non-cash assets pledged as collateral		3,117	3,869
Amounts offset		18,229	21,065
Derivative liability expsoure	[1]	219,592	238,345
Derivatives [member] | Cash collateral netted [member]
Disclosure of offsetting of financial liabilities [line items]
Cash collateral pledged		2,645	1,820
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[2]	140,099	151,073
Amounts offset	[2]	235,703	223,495
Derivative liability expsoure	[1],[2]	145,862	167,029
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at fair value, class [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure		138,484	126,691
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at amortised cost [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure		£ 7,378	£ 40,338

[1]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
[2]

Repurchase and Reverse Repurchase agreements include instruments at amortised cost and instruments designated at fair value through profit and loss. Reverse Repurchase agreements and other similar secured lending of £121,004m ( 2017 : £112,586m) is split by fair value £119,391m ( 2017 : £100,040m) and amortised cost £1,613m ( 2017 : £12,546m). Repurchase agreements and other similar secure d borrowing of £145,862m ( 2017 : £167,029m) is split by fair value £138,484m ( 2017 : £126,691m) and amortised cost £7,378m ( 2017 : £40,338m).